Reconciliation of the Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits at year end, as reported in the accompanying financial statements	$ 15,623,922,586	$ 13,056,609,955
Distributions accrued on Form 5500 at year end	(2,749,738)	(18,363,524)
Net assets available for benefits per Form 5500	15,621,172,848	13,038,246,431
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits at year end, as reported in the accompanying financial statements	634,830,072	519,253,084
Distributions accrued on Form 5500 at year end	(8,706)	(61,058)
Net assets available for benefits per Form 5500	$ 634,821,366	$ 519,192,026